United of Omaha Life Insurance Company
                                         Supplements to the Prospectus
                                               Dated May 1, 1999

Ultra  Variable  Life  Individual   Flexible  Premium  Variable  Universal  Life
Insurance

1. The conformed signature of Deloitte & Touche LLP is added to the section titled, "Independent Auditors' Report" on page 67 in the prospectus:

2. The following modifies the section titled, "United of Omaha Separate Account B" on page 68 in the prospectus:


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STATEMENTS OF NET ASSETS
DECEMBER 31, 1998
---------------------------------------------------------------------------------------------------------------



                                             Alger                    Federated                         Fidelity
                                   -------------------------  ----------------------  ---------------------------------------------
                                    American                    Prime       U.S.                    Asset
                                      Small       American      Money    Government                Manager:     Equity       Index
ASSETS                             Capitalization  Growth      Fund II  Securities II  Contrafund   Growth      Income        500

Investments in portfolio shares,
at cost                              $ 235,718     $ 266,019   $ 487,258   $ 134,582   $ 200,889   $ 126,833   $ 398,812  $ 551,270
                                     =========     =========   =========   =========   =========   =========   =========   ========

Investments in portfolio shares,
at market value                      $ 262,846     $ 308,971   $ 487,258   $ 138,624   $ 233,885   $ 139,985   $ 431,177  $ 625,642
                                     ---------     ---------   ---------   ---------   ---------   ---------   ---------    -------

Net assets                           $ 262,846     $ 308,971   $ 487,258   $ 138,624   $ 233,885   $ 139,985   $ 431,177  $ 625,642
                                     =========     =========   =========   =========   =========   =========   =========    =======

Accumulation units outstanding          22,377        20,827     455,700      12,374      17,227      11,375      36,638     46,099
                                      ========      ========   =========    ========    ========    ========    ========     ======

Net asset value per unit               $ 11.75       $ 14.83      $ 1.07     $ 11.20     $ 13.58     $ 12.31     $ 11.77    $ 13.57
                                       =======       =======      ======     =======     =======     =======     =======     ======


The accompanying notes are an integral part of these financial statements.

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